DERIVATIVE FINANCIAL INSTRUMENTS 6 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ 8	$ 24
Additional Collateral Aggregate Fair Value	8
San Diego Gas and Electric Company and Subsidiary [Member]
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	6	11
Additional Collateral Aggregate Fair Value	$ 6